Trade Receivables (Details) - Schedule of provision for expected losses in the balance sheet - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Provision For Expected Losses In The Balance Sheet Abstract
At the beginning of the year	R$ (6)	R$ (4)	R$ (32)
Additions	(36)	(15)	(56)
Reversals	31	13	5
Write off trade receivables			42
Discontinued operations			43
Foreign currency translation adjustment			(6)
At the end of the year	R$ (11)	R$ (6)	R$ (4)